Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 20, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 20, 2015
Document Effective Date	Nov. 20, 2015
Prospectus Date	Jun. 30, 2015
Osterweis Institutional Equity Fund | Investor Class
Prospectus:
Trading Symbol	OSTEX